Accumulated Other Comprehensive (Loss) Income attributable to Federated Shareholders Schedule (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Unrealized Loss on Hedging Instruments Net of Tax Reconciliation Value	$ (7,071)		$ (9,634)		$ (7,627)		$ 0
Unrealized (Loss) Gain on Securities Available for Sale Net Of Tax Reconciliation Value	3,644		325		3,264		424
Foreign Currency Translation Gain (Loss) Net of Tax Reconciliation Value	490		697		668		1,090
Accumulated other comprehensive income (loss), net of tax	(2,937)		(8,612)		(3,695)		(1,514)
Unrealized Loss on Hedging Instruments Change in Market Value, Net of Tax	(2,193)	[1]	(7,373)	[1]	(11,828)	[1]
Unrealized (Loss) Gain on Securities Available for Sale Change in Market Value, Net of Tax	5,535	[1]	(1,449)	[1]	3,642	[1]
Total Change in Market Value Net Of Tax	3,342	[1]	(8,822)	[1]	(8,186)	[1]
Unrealized Loss on Hedging Instruments Reclassification Adjustment, Net of Tax	4,756	[2]	5,366	[2]	4,201	[2]
Unrealized (Loss) Gain on Securities Available For Sale, Reclassification Adjustment, Net of Tax	(2,216)	[2]	(1,490)	[2]	(802)	[2]
Foreign Currency Translation Gain (Loss) Reclassification Adjustment, Net of Tax	(44)	[2]	0	[2]	0	[2]
Total Reclassification Adjustment Net of Tax	2,496	[2]	3,876	[2]	3,399	[2]
Foreign Currency Translation Gain (Loss), Gain (Loss) on currency conversion, Net of Tax	(163)	[3]	29	[3]	(422)	[3]
Change in market value of the hedging instruments, tax	(1,060)		(4,390)		(6,369)
Change in market value of securities available for sale, tax	3,474		(1,337)		2,640
Reclassification adjustment for hedging instruments, tax	2,560		2,889		2,262
Reclassification adjustment for available for sale securities, tax	(1,192)		(802)		(431)
Reclassification adjustment for foreign currency translation, tax	(24)
Foreign currency translation gain/loss, tax	$ 16		$ (251)		$ (227)

[1]	The tax benefit related to the change in fair value of the interest rate swap was $(1,060), $(4,390) and $(6,369) for 2012, 2011 and 2010, respectively. The tax expense (benefit) related to the change in fair value of securities available for sale was $3,474, $(1,337) and $2,640 for 2012, 2011 and 2010, respectively.
[2]	The tax expense related to the reclassification adjustments for the interest rate swap was $2,560, $2,889 and $2,262 for 2012, 2011 and 2010, respectively. The tax benefit related to the reclassification adjustments for securities available for sale was $(1,192), $(802) and $(431) for 2012, 2011 and 2010, respectively.
[3]	The tax expense (benefit) related to the foreign currency translation gain/loss was $16, $(251) and $(227) for 2012, 2011 and 2010, respectively.